RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 29 - RELATED PARTIES
Subsidiaries and affiliates
A list of the principal companies controlled by the Group is presented in NOTE 31 - Subsidiaries and Operating Segments. Transactions between consolidated companies are eliminated when preparing the Consolidated Financial Statements.
Shareholders
One of our French entities entered into a fully committed term loan facility with a syndicate of banks (the “PGE French Facility”) on May 13, 2020 for an aggregate amount of up to €180 million, of which 80% is guaranteed by the French State. Bpifrance Financement, an affiliate of one of the shareholders of Constellium SE, Bpifrance Participations S.A., provided €30 million of the PGE French Facility.
On March 28, 2018, Constellium Issoire entered into a three-year, €10 million unsecured revolving credit facility with Bpifrance Financement. At December 31, 2020, the availability under this revolving credit facility amounted to €3 million.
Key management remuneration
The Group’s key management comprises the Board members and the Executive committee members effectively present in 2020.
Executive committee members are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly reporting to the CEO.
The costs reported below are compensation and benefits for key management:
•Short term employee benefits include their base salary plus bonus;
•Directors’ fees include annual retainers fees, committee membership fees, chair fees and cash paid in lieu of RSU grant for 2020;
•Share-based compensation includes the portion of the IFRS 2 expense as allocated to key management;
•Post-employment benefits mainly include pension costs;
•Termination benefits include departure costs.
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Short-term employee benefits	9	9	9
Directors' fees	1	1	1
Share-based compensation	10	10	6
Post-employments benefits	—	—	—
Termination benefits	—	—	—
Employer social contribution	1	1	1
Total	21	21	17